[Translation]






               SECURITIES REGISTRATION STATEMENT
  (including amendments planned to be filed on June 22, 1998)















                   PUTNAM EUROPE GROWTH FUND


               SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance
                                                       Filing
                              Date of SRS:   June 15, 1998

(including amendments planned to
                              be filed on June 19, 1998

Name of the Registrant Trust:           PUTNAM EUROPE GROWTH
                              FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

					Elizabeth T. Kennan

					Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]_

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]_____

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM EUROPE GROWTH
                              FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 30 million Class M
                              Shares.
Foreign Investment Fund Securities           Up to the total
                              amount obtained by aggregating
to be Publicly Offered or Sold:         the net asset value
                              per Class M Share in respect of
                              30 million Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is  689.1 million U.S.
                              dollars (Yen91.24 billion.)

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen132.40 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 30, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of April 30, 1998 (U.S.$22.97) by 30 million
     Class M Shares for convenience.



      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Securities Registration
                   Statement in Japanese is
          [        ] including front and back pages.)



                        C O N T E N T S

                                                Japanese  This
                                                OriginalEnglish
                                                      Translation


PART I.   INFORMATION CONCERNING SECURITIES         1      1


PART II.  INFORMATION CONCERNING ISSUER             4      5

I.   DESCRIPTION OF THE FUND                        4      5

     l.   GENERAL INFORMATION                              4
5

     2.   INVESTMENT POLICY                         8      9

     3.   MANAGEMENT STRUCTURE                     14     17

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                 23
29

     5.   STATUS OF INVESTMENT FUND                26     33

II.  OUTLINE OF THE FUND                                  30
36

III. OUTLINE OF THE OTHER RELATED COMPANIES        68     70

IV.  FINANCIAL CONDITION OF THE FUND                      70
72

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT TRUST SECURITIES                 173
78

VI.  MISCELLANEOUS                                173     78


PART III. SPECIAL INFORMATION                            174
80

I.   OUTLINE OF THE REGULATORY SYSTEM IN
     THE UNITED STATES                            174     80

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                        180 86

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                                     203
86


PART I.                       INFORMATION CONCERNING SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              EUROPE GROWTH FUND

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN        Class M
                              Shares being all Registered shares
                              without
                              INVESTMENT FUND SECU-    par
                              value.  In Japan, Class M Shares
                              (hereinafter
                              RITIES CERTIFICATES:
                              referred to as the "Shares") are
                              for public offering.
                                                       No rating
                              has been acquired.

3.                            NUMBER OF SHARES TO      Up to 30
                              million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF          Up to the
                              total amount obtained by
                              aggregating the
                              OFFERING PRICE:               the
                              respective net asset value of each
                              Share in respect of 30 million
                              Shares
                                                       (The
                              maximum amount expected to be sold
                              is 689.1 million U.S. dollars
                              (Yen91.24 billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the larger of the net asset value per Share of Class M Shares as of April 30, 1998 ($22.97) by the number of Shares to be offered (30 million).

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen132.40 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 30, 1998). The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounding up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.                            ISSUE PRICE:            The Net
                              Asset Value per Share next
                              calculated after the application
                              for purchase is received by the
                              Fund.

6.                            SALES CHARGE:            Class M
                              Shares:
                                                       Sales
                              charge (in Japan) is 3.50% of the
                              net asset value.
                                                       Note:
                              From the above amount, 0.50% of
                              the amount calculated by dividing
                              the net asset value by (1-0.035)
                              and rounded to three decimal
                              places will be retained by Putnam
                              Mutual Funds Corp.

7.                            MINIMUM AMOUNT OR        The
                              minimum amount for purchase of
                              NUMBER OF SHARES         Shares is
                              100 Shares.  Shares may be
                              purchased in
                              FOR SUBSCRIPTION:        integral
                              multiples of 10 Shares.


8.                            PERIOD OF SUBSCRIPTION:  From:
                              1st July, 1998 (Wednesday)
                                                       To:  31st
                              December, 1998 (Thursday)
                                                       Provided
                              that the subscription is handled
                              only on a Fund Business Day and a
                              business day when securities
                              companies are open for business in
                              Japan.

    Note:A "Fund Business Day" means a day on which the New York
          Stock Exchange is open for business.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10. PLACE OF SUBSCRIPTION: Yamatane Securities Co., Ltd. (hereinafter referred to as " Yamatane")
                                                       7-12,
                              Nihonbashi-kabutocho,
                                                       Chuo-ku,
                              Tokyo

    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE          Investors
                              shall pay the Issue Price and
                              Sales
                              OF PAYMENT:              Charge to
                              Yamatane within 4 business days in
                              Japan from the day when Yamatane
                              confirms the execution of the
                              order (the "Trade Day") (see page
                              [ ]).
                                                       The total
                              issue price for each Application
                              Day will be transferred by
                              Yamatane to the account of the
                              Fund at Putnam Fiduciary Trust
                              Company, the transfer agent,
                              within 3 Fund Business Days
                              (hereinafter referred to as
                              "Payment Date") from (and
                              including) the Application Day.


12.  OUTLINE OF UNDERWRITING, ETC.:
(A) Yamatane undertakes to make a public offering of 30 million Shares in accordance with an agreement dated June 19, 1998 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.
(B) During the public offering period, Yamatane will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed Yamatane as the Agent Securities
     Company in Japan.
    Note:"The Agent Securities Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe to Shares shall enter into with a Handling Securities Company an agreement concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Account Contract") and the investors shall submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Account Contract. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription, which shall be determined by such Handling Securities Company.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Yamatane on the Payment Date.
(B)  Expenses summary:
EXPENSES SUMMARY
Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the Fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.
                          CLASS M
                           SHARES
SHAREHOLDER TRANSACTION
EXPENSES                   3.50%
Maximum sales charge
imposed on purchases
(as a percentage of
offering price)

                            None
Deferred sales charge
(as a percentage of the
lower of original
purchase price or
redemption proceeds)

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                    Total fund
              Management  12b-1 fees      Other     operating
                 fees                   expenses     expenses
Class M         0.80%       0.75%         0.40%       1.95%
The table is provided to help you understand the expenses of investing in Class M Shares of the Fund and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

     EXAMPLE
          An investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period.


                1 year     3 years       5 years     10 years
Class M          $54         $94          $137         $255

          The example does not represent past or future expense levels. Actual expenses may be greater or less than those shown. U.S. federal regulations require the example to assume a 5% annual return, but actual annual return varies.
               *    The higher 12b-1 fees borne by Class M
               Shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on Class A Shares.


(C)  Offerings other than in Japan:
          Shares are simultaneously offered in the United States of America.
PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam Europe Growth Fund (the
     "Fund")
     (2)  Form of the Fund
          Putnam Europe Growth Fund is a Massachusetts business trust organized on November 10, 1988. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's Class M Shares are currently offered in Japan. The Fund may also offer in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems their shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended
          (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
          e.  The Internal Revenue Code
              The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
              a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
              b.  State authorities typically have broad
          authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C) Objects and Basic Nature of the Fund:
          The Fund seeks capital appreciation. In seeking this objective, the Fund invests primarily in securities of European Companies. The Fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.
 (D) History of the Fund:
                                   November 10, 1988:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   July 13, 1990:
                              Adoption of the Amended and
                              Restated Agreement and Declaration
                              of Trust
 (E) Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. ("Investment Management Company") renders investment management services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. ("Principal
          Underwriter") engages in providing marketing services to the Fund.
          (4) Yamatane Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.
2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund seeks capital appreciation. The Fund is designed for investors seeking capital appreciation through a diversified portfolio of common stocks and other securities of European companies. Dividend and interest income is only an incidental consideration. The Fund is not intended to be a complete investment program, and there is no assurance that it will achieve its objective.
          BASIC INVESTMENT STRATEGY
          In seeking capital appreciation, the Fund will invest primarily in securities of European companies. The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common or preferred stocks. The Fund may also invest to a lesser extent in debt securities and other types of investments if the Investment Management Company believes they would help achieve the Fund's objective. The Fund may hold a portion of its assets in cash or money market instruments.
          It is anticipated that under normal market conditions the Fund will invest at least 85% of its assets in securities of European companies that the Investment Management Company believes have the potential for capital appreciation. The Fund will consider an issuer of securities to be a "European company" if it is organized under the laws of a European country and has a principal office in a European country, if it derives 50% or more of its total revenues from business in Europe, or if its equity securities are traded principally on a securities exchange in Europe. It is anticipated that under normal market conditions the Fund will invest at least 65% of its assets in securities of issuers meeting at least one of the first two criteria described in the preceding sentence.
          The Fund will not limit its investments to any particular type of company. The Fund may invest in companies, large or small, with earnings that the Investment Management Company believes are in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are, in the opinion of the Investment Management Company, undervalued. It may invest in small and relatively less well-known companies. Smaller, less well-known companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.
          The Fund may invest in securities of issuers located in any European country where the Investment Management Company believes there is potential for above-average capital appreciation. The Fund may invest in securities of issuers located in European countries with well-established economies and securities markets, such as France, Germany, Holland, Italy, Sweden and the United Kingdom. The Fund may also invest in countries with emerging economies or securities markets (such as, for example, Portugal, Greece and Turkey) or smaller securities markets (such as, for example, Luxembourg, Norway and Finland), and, if investment opportunities arise, in countries located in Eastern Europe (such as, for example, Hungary and Poland). Investments in such countries involve certain risks, described below under "Risk factors," which are not present in investments in more developed countries.
     DEFENSIVE STRATEGIES
          At times Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Investment Management Company may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of Fund assets.
          In implementing these defensive strategies, the Fund may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or in any other securities Investment Management Company considers consistent with such defensive strategies. For defensive purposes, the Fund may also invest without limit in securities primarily traded in the U.S. markets.
          It is impossible to predict when, or for how long, these alternative strategies would be used.
     RISK FACTORS
     Non-U.S. investments
          Non-U.S. securities are normally denominated and traded in non-U.S. currencies. As a result, the value of the Fund's non-U.S. investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund may engage in a variety of non-U.S. currency exchange transactions in connection with its non-U.S. investments, including transactions involving futures contracts, forward contracts and options.
          Investments in non-U.S. securities may subject the Fund to other risks as well. For example, there may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and other fees are also generally higher than in the United States. Non-U.S. settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.
          In addition, the Fund's investments in non-U.S. securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund's investments in certain non-U.S. countries. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.
          Legal remedies available to investors in certain non-U.S. countries may be more limited than those available with respect to investments in the United States or in other non-U.S. countries. The laws of some non-U.S. countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those non-U.S. countries.
          The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.
          Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in non-U.S. currencies or that are traded in non-U.S. markets, or to securities of U.S. issuers having significant non-U.S. operations.
          Non-U.S. currency exchange transactions
          The Fund may engage in non-U.S. currency exchange transactions to manage its exposure to foreign currencies. The Investment Management Company may engage in non-U.S. currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging"). It may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law.
          The Fund may engage in transaction hedging to protect against a change in non-U.S. currency exchange rates between the date on which the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a non-U.S. currency. The Fund may purchase or sell a non-U.S. currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that non-U.S. currency.
          If conditions warrant, for transaction hedging purposes the Fund may also enter into contracts to purchase or sell non-U.S. currencies at a future date ("forward contracts") and purchase and sell non-U.S. currency futures contracts. A non-U.S. currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Non-U.S. currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the Fund may also purchase or sell exchange-listed and over-the-counter call and put options on non-U.S. currency futures contracts and on non-U.S. currencies.
          The Fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments). For position hedging purposes, the Fund may purchase or sell, on exchanges or in over-the-counter markets, non-U.S. currency futures contracts, non-U.S. currency forward contracts and options on non-U.S. currency futures contracts and on non-U.S. currencies. In connection with position hedging, the Fund may also purchase or sell non-U.S. currency on a spot basis.
          The Fund's currency hedging transactions may call for the delivery of one non-U.S. currency in exchange for another non-U.S. currency and may at times not involve currencies in which its portfolio securities are then denominated. The Investment Management Company will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
          The Fund may also engage in non-hedging currency transactions. For example, the Investment Management Company may believe that exposure to a currency is in the Fund's best interest but that securities denominated in that currency will not assist the Fund in meeting its objective. In that case, the Fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with regulations of the Securities and Exchange Commission, the Fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.
          The decision as to whether and to what extent the Fund will engage in non-U.S. currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in non-U.S. currency exchange transactions at any given time or from time to time.
          For a further discussion of the risks associated with purchasing and selling futures contracts and options refer to "Futures and Options".

     PORTFOLIO TURNOVER
          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.
          Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial Condition of the Fund - Financial Statements - Financial highlights."
     FUTURES AND OPTIONS
          The Fund may buy and sell stock index futures contracts. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of index between the time the Fund enters into and terminates an index futures transaction, the Fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the Fund may buy and sell call and put options on index futures or stock indexes. The Fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.
          The use of index futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.
          Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the Fund, of the underlying stock index, currencies or securities and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on the Investment Management Company's ability to forecast market movement correctly.
          Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at any particular time. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.
     OTHER INVESTMENT PRACTICES
          The Fund may also engage in the following investment practices, each of which involves certain special risks.
     Options.   The Fund may seek to increase its current return
     by writing covered call and put options on securities it owns or in which it may invest. The Fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.
          When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
          The Fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The use of these strategies may be limited by applicable law.
     Securities loans, repurchase agreements and forward commitments. The Fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.
     DIVERSIFICATION
          The Fund is "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines. DERIVATIVES
          Certain of the instruments in which the Fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this document.

 (B) Restrictions of Investment:
          Except as otherwise specifically designated, the investment restrictions described in this document are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets
     (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.
     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.
     (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.
     (5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities
     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (8) Purchase securities (other than securities of the U.S. government) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.
     (9) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.
          Although certain of the Fund's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so and did not do so last year.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.
     IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:
          Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
          In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan and such standards are required as a condition of such offer for sale, comply with the following standards of selection of the Japan Securities Dealers Association.
     1. The Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
     2. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;
     3. The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made and then only from banks, or, if approved by the Securities and Exchange Commission and the shareholders of the Fund, from another Putnam Fund, as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;
     4. The Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities;
     5. The Fund may not acquire more than 10% of the outstanding voting securities of any issuer and may not acquire more than 15% of the outstanding voting securities of any issuer together with other mutual funds managed by Putnam Investment Management, Inc.;
     6. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
     7. The Fund may not invest more than 10% of the net assets of the Fund in securities which are not traded on an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Automated Quotation System). This restriction shall not be applicable to securities determined by Putnam Investment Management, Inc. to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable;
          If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
(C)  Distribution Policy:
          The Fund distributes any net investment income and any net realized capital gains at least annually.
     Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. The payment to Japanese investors may be made, in principle, in accordance with the record date in December each year by Yamatane.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines the net asset value of each class as of the close of regular trading on the Exchange, currently 4:00 p.m., New York time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m., New York time.
          Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total value of the assets attributable to a class, and the resulting amount is divided by the number of shares of the class outstanding.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities
     (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value using procedures approved by the Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
          (a) Management and Agent Securities Company Fees
              Under a Management Contract dated October 21,
          1996, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.540% of the next $5 billion, and 0.530% thereafter.
              For the fiscal years ending on June 30, 1997, 1996 and 1995 the Fund paid $2,875,190, $1,411,198 and
          $943,507, respectively as a management fee.
          (b) Custodian Fee and Charges of the Investor
          Servicing Agent
              Putnam Fiduciary Trust Company, the Fund's
          Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
              The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
              For the fiscal year ending on June 30, 1997, the Fund paid $1,065,620 as a custodian fee and investor servicing agent fee.
     (c)  Fees under Class M Distribution Plans
              The Class M distribution plans provide for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.75% of such assets.
              Payments under the plans are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including payments to dealers mentioned below. Payments to dealers are subject to the continuation of the Class M distribution plan and the terms of an agreement between Yamatane and Putnam Mutual Funds Corp.
              The payments to dealers are based on the average net asset value of Class M shares attributable to shareholders for whom Yamatane and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp. makes quarterly payments to dealers (including Yamatane) at the annual rate of 0.25% of the average net asset value of Class M shares.
              Putnam Mutual Funds Corp. also pays to Yamatane and other dealers, as additional compensation with respect to the sale of Class M shares, 0.40% of such average net asset value of Class M shares, respectively. For Class M shares, the total annual payment to Yamatane and other dealers equals 0.65% of such average net asset value.
              For the fiscal year ending on June 30, 1997, the Fund paid fees under the distribution plan of $67,386 for Class M shares.

          (d) Other Expenses:
              The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $8,457 for Fiscal 1997.
              Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar 1996:

COMPENSATION TABLE
                              Pension on   Estimated    Total
                    Aggregate retirement   annual benefits
compensation
                    compensation           benefits accruedfrom all
from all
                    from the  as part of   Putnam funds Putnam
Trustees/Year       fund (1)  fund expenses (2)         upon
retirement (3)      funds (4)

Jameson A. Baxter/1994$1,171    $259      $85,646  $172,291(5)
Hans H. Estin/1972    1,157      831       85,646      171,291
John A. Hill/1985     1,164      311       85,646   170,791(5)
Ronald J. Jackson/1996 (6)1,171   49       85,646    94,807(5)
Paul L. Joskow/1997 (9) N/A      N/A          N/A          N/A
Elizabeth T. Kennan/19921,157    532       85,646      171,291
Lawrence J. Lasser/1992 1,143    399       85,646      169,791
John H. Mullin, III/1997 (9)     N/A          N/A          N/A  N/A
Robert E. Patterson/19841,184    249       85,646      182,291
Donald S. Perkins/1982 1,171     903       85,646      170,291
William F. Pounds/1971 (7)1,239  857       98,146      197,291
George Putnam/1957    1,164      953       85,646      171,291
George Putnam, III/1984 1,171    164       85,646      171,291
A.J.C. Smith/1986     1,129      556       85,646      169,791
W. Thomas Stephens/1997 (8)      N/A          N/A       85,646  N/A
W. Nicholas Thorndike/19921,167  764       85,646      181,291

    (1) Includes an annual retainer and an attendance fee for each meeting attended.
    (2) The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1, 1996. Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
    (3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
    (4) As of December 31, 1996, there were 96 funds in the Putnam family.
    (5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
    (6)  Elected as a Trustee in May 1996.
    (7) Includes additional compensation for service as Vice Chairman of the Putnam funds.
    (8)  Elected as a Trustee in September 1997.
    (9)  Elected as a Trsutee in November 1997.
              Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
              The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.
              Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1995, 1996 and 1997, the Fund paid $365,321,
          $448,749 and $1,427,191 in brokerage commissions, respectively. During fiscal 1996 the Fund did not pay any fee to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.
              For the fiscal year ending June 30, 1997, the Fund paid $2,492,186 in total other expenses (including payments under its distribution plan but excluding Management Fees, investor servicing agent expenses and custodian expenses.)
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
           a. Sales in the United States
              Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50. They can buy Fund shares three ways - through most investment dealers, through Putnam Mutual Funds Corp. or through a systematic investment plan.
              BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS CORP. Complete an order form and write a check for the amount shareholders wish to invest, payable to the Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as investor's agent in purchasing shares.
              BUYING SHARES THROUGH SYSTEMATIC INVESTING.
          Investors can make regular investments of $25 or more per month through automatic deductions from the investor's bank checking or savings account. Application forms are available from the investor's investment dealer or through Investor Servicing Agent.
              Shares are sold at the public offering price based on the net asset value next determined after Investor Servicing Agent receives a shareholder's order. In most cases, in order to receive that day's public offering price, Investor Servicing Agent must receive a shareholder's order before the close of regular trading on the New York Stock Exchange. If shareholders buy shares through their investment dealer, the dealer must receive the shareholders' orders before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.
          U.S. OFFERING PRICE AND SALES CHARGES

        CLASS M SHARES
              The public offering price of Class M Shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds Corp. as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.
                                   Sales charge as
      Amount of sales
                                   a percentage of:
      charge reallowed
                           Net                 to dealers as a
      Amount of transactionamount     Offering   percentage of
      at offering price ($)           invested price
      offering price

      Under 50,000          3.63 %    3.50 %
      3.00 %

      50,000 but under 100,000        2.56 %      2.50 %
      2.00 %

      100,000 but under 250,000       1.52 %      1.50 %
      1.00 %

      250,000 but under 500,000       1.01 %      1.00 %
      1.00 %

      500,000 and above     NONE      NONE        NONE

              Class M qualified benefit plans (retirement plans for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of Class M Shares) and members of qualified groups may purchase Class M Shares without a sales charge.
              An investor may be eligible to buy Class M Shares at reduced sales charges. For fiscal 1996 and 1997, Putnam Mutual Funds Corp. received $38,077 and $105,793, respectively, in sales charges for Class M Shares, of which it retained $5,994 and $18,298, respectively.
           b. Sales in Japan
              In Japan, Shares of the Fund are offered on any Business Day and any business day of securities companies in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment amount of 100 shares. Purchases may be made in integral multiples of 10 shares.
              The issue price for Shares during the Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge applicable to Classs M Shares in Japan shall be 3.5% of the net asset value of such shares. From such amount, 0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounded to three decimal places shall be retained by Putnam Mutual Fund Corp., principal underwriter of the Fund.
              The Investors having entrusted a Handling
          Securities Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day, which shall be determined by such Handling Securities Company. The payment may be made in dollars to the extent that the Handling Securities Companies can agree.
              In addition, Handling Securities Companies in
          Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in the United States
              A shareholder can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.
              SELLING SHARES DIRECTLY TO THE FUND.  A
          shareholder must send a signed letter of instruction or stock power form to Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives the shareholder's request in proper form less any applicable contingent defered sales charge ("CDSC"). In order to receive that day's net asset value, Investor

          Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.
              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.
              If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. Investor Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.
              The Fund generally sends shareholders payment for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend repurchase, or postpone payment for more than seven days, as permitted by U.S. securities law.
              A shareholder may use Investor Servicing Agent's Telephone Redemption Privilege to redeem shares valued up to $100,000 unless he has notified Investor
          Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor
          Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide Investor Servicing Agent with his account registration and address as it appears on Investor Servicing Agent's records.
              Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.
              During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer. The Telephone Redemption Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
              SELLING SHARES THROUGH INVESTMENT DEALERS. A shareholder's dealer must receive the shareholder's request before the close of regular trading on the New
          York Stock Exchange to receive that day's net asset value. A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.
           b. Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund Business Day that is a business day of securities companies in Japan without a contingent deferred sales charge. The repurchase shall be made in integral multiples of 10 shares
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Yamatane, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Contracts or, if the Handling Securities Companies agree, in dollars.
          The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.
     (4)  Custody of Shares:
              Share certificates shall be held by shareholders at their own risk.
              The custody of the Share certificates (if issued) representing Shares sold to Japanese shareholders shall, unless otherwise instructed by the shareholder, be held, in the name of the custodian, by the custodian of Yamatane. Certificates of custody for the Shares shall be delivered by the Handling Securities Companies to the Japanese shareholders.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each year on 30th June.
     (3)  Authorized Shares:
              There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
     (6)  How Performance Is Shown:
              FUND ADVERTISEMENTS MAY, FROM TIME TO TIME,
          INCLUDE PERFORMANCE INFORMATION.
              "Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class M Shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.
              For the one-year, five-year and the life of the Fund periods ended June 30, 1997, the average annual total return for Class M shares was 23.40%, 15.80% and 14.71%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charges of 3.50%.
              ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND
          DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition,
          Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
              Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.
          Fund performance may be compared to that of various indexes.
(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii)Disclosure to the SEC
              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement annually in accordance with the Investment Company Act of 1940.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
              When the Fund intends to offer the Shares amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Ministry of Finance.
              The Handling Securities Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements.
          For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund.
          These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
           b. Disclosure to Japanese Shareholders:
              The Japanese Shareholders will be notified of changes in material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling
          Securities Companies.
              The financial statements shall be sent to the Japanese Shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets
     (including a dealer quotation).


4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Contract with the Handling Securities Companies.
          Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by Shareholders are as follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
              Shareholders are entitled to receive any distributions from net investment income and any net realized capital gains at least annually.
          Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.
              Shareholders may choose from three distribution options, though investors in Japan may only choose the last alternative.
          - Reinvest all distributions in additional shares without a sales charge;
          - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
          -    Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii) Rights with respect to the U.S. registration statement
              If, under the 1933 Act, there is any material false statement in the U.S. Registration Statement, or any omission of any material statement to be stated therein necessary or not to cause the statements made therein to be materially misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
              The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Japanese Minister of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
               Chiyoda-ku, Tokyo
 (E)      Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo
5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio

(A.) Diversification of Investment Fund
                              (As of the end of November, 1997)
Types of Assets
Name of Country
Total
U.S. Dollars
Investment Ratio (%)








U.S. Government Obligations
United States
1,668,400,627
32.76


Corporate Bonds
United States
1,359,734,706
26.70



Mexico
64,525,176
1.27



Indonesia
47,193,749
0.93



Canada
31,657,494
0.62



United Kingdom
24,065,775
0.47



Luxembourg
23,276,100
0.46



Netherlands
13,712,550
0.27



Bermuda
12,167,458
0.24



Australia
11,709,661
0.23



India
11,382,125
0.23



Columbia
11,023,000
0.21



Greece
9,247,800
0.18



China
7,181,125
0.14



Brazil
5,589,250
0.11



Argentina
3,206,600
0.06



Israel
2,535,975
0.05



Ireland
2,240,000
0.04



Switzerland
2,130,600
0.04



Poland
1,990,425
0.04



Ecuador
1,360,000
0.03








Sub-total

1,645,929,569
32.32


Foreign Government Bonds
France
153,431,224
3.01



Germany
147,797,571
2.90



United Kingdom
139,182,825
2.73



Canada
89,045,705
1.75



New Zealand
67,300,700
1.32



Russia
52,037,610
1.02



Denmark
30,736,335
0.61



Argentina
18,928,421
0.37



Peru
10,485,150
0.21



South Africa
9,704,009
0.19



Poland
9,404,850
0.19



Mexico
4,525,901
0.09



Ecuador
1,649,918
0.03



Peru




Sub-total

734,230,219
14.42


Brady Bonds
Mexico
143,714,357
2.82



Brazil
140,567,513
2.76



Argentina
51,435,947
1.01



Bulgaria
28,192,450
0.56



Philippines
22,431,440
0.44








Sub-total

386,341,707
7.59


Preferred Stock
United States
149,305,999
2.93



Canada
8,855,385
0.18



Germany
2,085,000
0.04








Sub-total

160,246,384
3.15


Short-term
United States
214,804,763
4.22



Turkey
35,381,731
0.69








Sub-total

250,186,494
4.91


Collateralized Mortgage Obligation
United States
132,849,634
2.61


Units
United States
82,318,591
1.61



United Kingdom
12,542,175
0.25



Australia
888,000
0.02








Sub-total

95,748,766
1.88


Common Stock
United States
53,733,639
1.06


Asset-Backed Securities
United States
41,644,875
0.82


Convertile Bonds
United States
28,675,270
0.56



United Kingdom
4,464,825
0.09








Sub-total

33,140,095
0.65


Warrants
United States
7,066,708
0.14



Colombia
744,000
0.02



Ireland
112,000
0.00








Sub-total

7,922,708
0.16


Convertible Preferred Stocks
United States
1,502,400
0.03


Options, Futures and
Japan
40,005
0.00


 Other Derivatives
Italy
5,964
0.00








Sub-total

45,969
0.00


Cash, Deposit and Other Assets (After deduction of liabilities)

-119,306,403
-2.34


Total

5,092,616,683
100.00


    (Net Asset Value)

Yen647,781 million















Note: Investment ratio is calculated by dividing each asset at its market value by the total Net





          Asset Value of the Fund.  The same applies hereinafter.












(B)  Results of Past Operations
 (1) Record of Changes in Net Assets
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April 1998 is as follows:

 Class M Shares

132.4









Total Net Asset Value



Net Asset Value per Share




Dollar (thousands)

Yen     (millions)

Dollar

Yen

1st Fiscal Year
$746

99

$13.90

1,840

(June 30, 1995)








2nd Fiscal Year
4,047

536

15.86

2,100

(June 30, 1996)








3rd Fiscal Year
15,811

2,093

18.85

2,496

(June 30, 1997)








1997 End of May
14,945

1,979

17.99

2,382

                     June
16,241

2,150

18.85

2,496

                     July
17,982

2,381

19.76

2,616

                     August
16,536

2,189

18.59

2,461

                     September
19,465

2,577

20.37

2,697

                     October
18,746

2,482

19.28

2,553

                     November
19,334

2,560

19.55

2,588

                     December
20,002

2,648

18.52

2,452

1998 End of January
20,999

2,780

18.82

2,492

                     February
23,418

3,101

20.52

2,717

                     March
26,875

3,558

22.21

2,941

                     April
31,145

4,124

22.97

3,041














(Note)    Operations of Class M Shares were commenced on
     December 1, 1994.

 (2) Record of Distributions Paid

Class M Shares



132.4




Period
Amount of Dividend paid per Share




Income

Capital Gains

1st Fiscal Year
 (12/1/94-6/30/95)
-
-
$0.16
(Yen21.18)
2nd Fiscal Year
(7/1/95-6/30/96)
-
-
$0.40
(Yen52.96)
3rd Fiscal Year
(7/1/96-6/30/97)
$0.17
(Yen22.51)
$1.06
(Yen140.34)







































































































 (Note) Record of distribution paid from December 1994 to April 1998 are as follows:


132.4






Dividend



NAV per Share
Month/Year
Dollar

Yen

Dollar
1996 December 20
$0.172

22.77

$16.11
1997 December 19
0.289

38.26

18.09





































































(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such Fiscal Years are as follows:

Class M Shares
              Number of   Number of   Net Increase     Number of
             Shares Sold    Shares    (Decrease) in   Outstanding
                         Repurchased     Shares         Shares
                                       Outstanding
1st Fiscal     91,235       37,562       53,673         53,673
Year             (0)         (0)           (0)
(12/1/94-
6/30/95)
2nd Fiscal     297,970      96,466       201,504        255,177
Year             (0)         (0)           (0)
(7/1/95-
6/30/96)
3rd Fiscal    1,962,484   1,378,637      583,847        839,024
Year             (0)         (0)           (0)
(7/1/96-
6/30/97)

Note:    The number of Shares sold, repurchased and outstanding
     in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares will be sold in Japan from July 1, 1998.


     II. OUTLINE OF THE FUND

1.   Fund
(A)  Law of Place of Incorporation
          The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 10, 1988.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Fund is an open-end, diversified management company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Fund
          The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Fund
Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.
                              November 10, 1988:
Adoption of the Amended and Restated Agreement
and Declaration of Trust                          July 13, 1990
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Fund
          The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein, (ii) for the removal of Trustees, to the extent provided therein, (iii) with respect to any investment adviser, to the extent provided therein, (iv) with respect to any termination of the Fund, to the extent provided therein, (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.
          On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.
          The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees

(1) Trustees and Officers of the Trust
     (as of April 30, 1998)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and
               President           Director of the    5,094.708
                                   Investment
                                   Management
                                   Company and
                                   Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of
Pounds         Chairman            Management,        8,323.780
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             642.698
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     392.335
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and
                                   Managing           6,605.893
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          1,126.007
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of        0
Joskow                             Economics and
                                   Management and
                                   Head of the
                                   Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President           0
Kennan                             Emeritus and
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    101.831
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    545.697
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   1,616.236
                                   Industrial Trust
                                   and Trustee of
                                   Sea Education
                                   Association
Donald S.      Trustee       present: Director of
Perkins                            various            1,526.594
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New
III                                Generation         309.150
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    130.781
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    110.194
                                   Officer of
                                   MacMillan Bloedel
                                   Ltd., Director of
                                   Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            121.585
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company

William N.     Vice          present: Director and        0
Shiebler       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Ian C.         Vice          present:  Senior             0
Ferguson       President           Managing Director
                                   of Investment
                                   Management
                                   Company
Gordon H.      Vice          present: Director and    10,170
Silver         President           Senior Managing    .011
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
John D. Hughes Vice          present  Senior Vice         0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
Beverly Marcus Clerk and           N/A
               Assistant                              117.831
               Treasurer
John R. Verani Vice          present  Senior Vice         0
               President           President of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
William J.     Vice          present  Managing            0
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
D. William     Managing      present  Managing            0
Kohli          Director            Director of
                                   Putnam
                                   Investment, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company

     (2) Employees of the Fund
          The Fund does not have any employees.
(I)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment
     Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Fund has occurred which has not been disclosed. The fiscal year end of the Fund is June 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment
     Advisers Act of 1940.

     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with nearly $208 billion in assets in nearly 10 million shareholder accounts at the end of April 1998. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is a subsidiary of Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock  (as of the end of April 1998)

     1.   Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160

 (F) Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

     Each fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Global Core and Growth Equities Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of equity, high yield and other debt securities in the United States.

     The following officers of Investment Management Company has had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below:
                                   (as of the end of April 1998)
     Names      Year           Business Experience
                                (at least 5 years)
Omid Kamshad    1996  Employed as an investment professional by
Managing           Putnam Management since January 1996.  Prior
Director            to January, 1996, Mr. Kamshad was Director
                   of Investments at Lombard Odier
                   International.  Prior to April, 1995, Mr.
                   Kamshad was Director at Baring Asset
                   Management Company
Mark D. Pollard 199  Employed as an investment professional by
Senior Vice     5    Putnam Management since 1990
President
Justin M. Scott 199  Employed as an investment professional by
Managing        0    Putnam Management since 1988.
Director

                   (G) Information Concerning Major Stockholders As of the end of April 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

              (H) Information Concerning Officers and Employees The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company.
       For each named individual, the table lists: (i) any other
            organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii)
                          positions held with such organization:

 List of Officers and Directors of Putnam Investment Management,
                              Inc.
                            (as of the end of April, 1998)


                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon      Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Jeseph A.   Director
     Cotner, C.  Managing
     Beth        Director
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing
     Karnig H.   Director
     Esteves,    Managing      Treasurer and CFO of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing
     L.          Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullan,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company

     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing      Managing Director of Putnam
     Edward T.   Director      Fiduciary Trust Company
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Agustine,   Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Blaisdell,  Senior Vice
     Geoffrey C. President
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byme,       Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chapman,    Senior Vice
     Susan       President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Eurkus,     Senior Vice
     David J.    President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finch, Ted  Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherry,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice
     Rufino R.   President
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Manning,    Senior Vice
     Howard K.   President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice    Senior Vice President of
     Donald E.   President      Putnam Mutual Funds Corp.

     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice    Senior Vice President of
     Jeffrey W.  President      Putnam Fiduciary Trust
                                Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice    Senior Vice President of
     Keith       President      Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Polland,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice    Senior Vice President of
     James M.    President      Putnam Fiduciary Trust
                                Company
     Quinton,    Senior Vice
     Keith P.    President
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christophe  President
     r A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice    Senior Vice President of
     Perez,      President      Putnam Fiduciary Trust
     Charles A.                 Company and Senior Vice
                                President of Putnam Mutual
                                Funds Corp.
     Santos,     Senior Vice    Senior Vice President of
     David J.    President      Putnam Fiduciary Trust
                                Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice    Senior Vice President of
     Jay E.      President      Putnam Fiduciary Trust
                                Company
     Scordato,   Senior Vice    Senior Vice President of
     Christine   President      Putnam Mutual Funds Corp.
     A.
     Senter,     Senior Vice
     Max S.      President
     Shadek      Senior Vice
     Jr.,        President
     Edward
     Silk,       Senior Vice
     David M.    President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret    President
     D.
     Spatz,      Senior Vice
     Erin J.     President
     Stack,      Senior Vice    Senior Vice President of
     Michael P.  President      Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Storkerson  Senior Vice    Senior Vice President of
     , John K.   President      Putnam Fiduciary Trust
                                Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice    Senior Vice President of
     Rosemary    President      Putnam Fiduciary Trust
     H.                         Company
     Till,       Senior Vice
     Hilary F.   President
     Troped,     Senior Vice    Senior Vice President of
     Bonnie L.   President      Putnam Mutual Funds Corop.
     Tumer,      Senior Vice
     Virginia    President
     M.
     Van Vleet,  Senior Vice    .
     Charles C.  President
     Verani,     Senior Vice    Senior Vice President of
     John R.     President      Putnam Fiduciary Trust
                                Company and Senior Vice
                                President of Putnam Mutal
                                Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice    Senior Vice President of
     Edward F.   President      Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President

 (I) Summary of Business Lines and Business Operation
     Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April 1998, Investment Management Company managed, advised, and/or administered the following 103 funds and fund portfolios (having an aggregate net asset value of approximately $207 billion):



                                                               (As of
                                                                  the
                                                               end of
                                                                April
                                                                1998)
             Name               Month/Dat  Principal   Total    Net
                                 e/Year   Characteri    Net    Asset
                                Establish    stics     Asset   Value
                                   ed                 Value ($  per
                                                      million) share
                                                                ($)

The George Putnam Fund of        11/5/37  Open/Equit  3,358.6   19.32
Boston; A                                 y
The George Putnam Fund of        4/24/92  Open/Equit  1,246.9   19.17
Boston; B                                 y
The George Putnam Fund of        12/1/94  Open/Equit    272.8   19.17
Boston; M                                 y
The George Putnam Fund of        1/1/94   Open/Equit    474.5   19.35
Boston; Y                                 y
Putnam Arizona Tax Exempt        1/30/91  Open/Bond     119.6    9.24
Income Fund; A
Putnam Arizona Tax Exempt        7/15/93  Open/Bond      31.7    9.23
Income Fund; B
Putnam Arizona Tax Exempt        7/3/95   Open/Bond       0.5    9.25
Income Fund; M
Putnam American Government       3/1/85   Open/Bond   1,472.3    8.79
Income Fund; A
Putnam American Government       5/20/94  Open/Bond      36.8    8.75
Income Fund; B
Putnam American Government       2/14/95  Open/Bond       1.7    8.81
Income Fund; M
Putnam Asia Pacific Growth       2/20/91  Open/Equit    345.4   10.91
Fund; A                                   y
Putnam Asia Pacific Growth       6/1/93   Open/Equit    143.1   10.75
Fund; B                                   y
Putnam Asia Pacific Growth       2/1/95   Open/Equit      7.8   10.86
Fund; M                                   y
Putnam Asset Allocation:         2/7/94   Open/Balan    905.0   12.16
Balanced Portfolio; A                     ced
Putnam Asset Allocation:         2/11/94  Open/Balan    521.2   12.09
Balanced Portfolio; B                     ced
Putnam Asset Allocation:         9/1/94   Open/Balan     92.8   12.03
Balanced Portfolio; C                     ced
Putnam Asset Allocation:         2/6/95   Open/Balan     56.8   12.14
Balanced Portfolio; M                     ced
Putnam Asset Allocation:         7/14/94  Open/Balan    255.4   12.17
Balanced Portfolio; Y                     ced
Putnam Asset Allocation :        2/7/94   Open/Balan    383.9   10.52
Conservative Portfolio; A                 ced
Putnam Asset Allocation :        2/18/94  Open/Balan    159.2   10.48
Conservative Portfolio; B                 ced
Putnam Asset Allocation :        9/1/94   Open/Balan     36.7   10.46
Conservative Portfolio; C                 ced
Putnam Asset Allocation :        2/7/95   Open/Balan     19.0   10.49
Conservative Portfolio; M                 ced
Putnam Asset Allocation :        7/14/94  Open/Balan     27.4   10.53
Conservative Portfolio; Y                 ced
Putnam Asset Allocation: Growth  2/8/94   Open/Balan    650.5   13.70
Portfolio; A                              ced
Putnam Asset Allocation: Growth  2/16/94  Open/Balan    431.4   13.54
Portfolio; B                              ced
Putnam Asset Allocation: Growth  9/1/94   Open/Balan     94.2   13.44
Portfolio; C                              ced
Putnam Asset Allocation: Growth  2/1/95   Open/Balan     50.1   13.55
Portfolio; M                              ced
Putnam Asset Allocation: Growth  7/14/94  Open/Balan    246.3   13.78
Portfolio; Y                              ced
Putnam Balanced Retirement       4/19/85  Open/Balan    660.2   11.58
Fund; A                                   ced
Putnam Balanced Retirement       2/1/94   Open/Balan    123.5   11.48
Fund; B                                   ced
Putnam Balanced Retirement       3/17/95  Open/Balan     10.4   11.52
Fund; M                                   ced
Putnam California Tax Exempt     4/29/83  Open/Bond   3,021.2    8.67
Income Fund; A
Putnam California Tax Exempt     1/4/93   Open/Bond     601.1    8.66
Income Fund; B
Putnam California Tax Exempt     2/14/95  Open/Bond      13.1    8.66
Income Fund; M
Putnam VT Asia Pacific Growth    5/1/95   Open/Equit    112.5    8.62
Fund; A                                   y
Putnam VT Asia Pacific Growth    4/30/98  Open/Equit  1,006.0    8.62
Fund; B                                   y
Putnam VT Diversified Income     9/15/93  Open/Bond     647.4   10.97
Fund; A
Putnam VT Diversified Income     4/6/98   Open/Bond   1,001.0   10.97
Fund; B
Putnam VT Global Growth Fund; A  5/1/90   Open/Equit  1,862.9   18.38
                                          y
Putnam VT Global Growth Fund; B  4/30/98  Open/Equit  1,020.0   18.38
                                          y
Putnam VT  Global Asset          2/1/88   Open/Balan  1,046.1   18.41
Allocation Fund; A                        ced
Putnam VT  Global Asset          4/30/98  Open/Balan  1,013.0   18.41
Allocation Fund; B                        ced
Putnam VT Growth and Income      2/1/88   Open/Balan  9,429.7   27.67
Fund; A                                   ced
Putnam VT Growth and Income      4/6/98   Open/Balan    987.0   27.61
Fund; B                                   ced
Putnam VT High Yield Fund; A     2/1/88   Open/Bond   1,117.5   13.00
Putnam VT High Yield Fund; B     4/30/98  Open/Bond   1,002.0   13.02
Putnam VT Money Market Fund; A   2/1/88   Open/Bond     430.4    1.00
Putnam VT Money Market Fund; B   4/30/98  Open/Bond   1,000.0    1.00
Putnam VT New Opportunities      5/2/94   Open/Equit  3,144.7   24.29
Fund; A                                   y
Putnam VT New Opportunities      4/30/98  Open/Equit  1,015.0   24.29
Fund; B                                   y
Putnam VT U.S. Government and    2/1/88   Open/Bond     804.2   12.97
High Quality Bond Fund; A
Putnam VT U.S. Government and    4/30/98  Open/Bond   1,006.0   12.97
High Quality Bond Fund; B
Putnam VT Utilities Growth and   5/1/92   Open/Balan    875.4   16.44
Income Fund; A                            ced
Putnam VT Utilities Growth and   4/30/98  Open/Balan  1,015.0   16.44
Income Fund; B                            ced
Putnam VT Voyager Fund; A        2/1/88   Open/Equit  5,295.5   42.25
                                          y
Putnam VT Voyager Fund; B        4/30/98  Open/Equit  1,017.0   42.25
                                          y
Putnam Capital Appreciation      8/5/93   Open/Equit  1,520.7   23.98
Fund; A                                   y
Putnam Capital Appreciation      11/2/94  Open/Equit  1,685.5   23.69
Fund; B                                   y
Putnam Capital Appreciation      1/22/96  Open/Equit    121.0   23.74
Fund; M                                   y
Putnam Convertible Income-       6/29/72  Open/Balan  1,209.2   22.92
Growth Trust; A                           ced
Putnam Convertible Income-       7/15/93  Open/Balan    313.5   22.69
Growth Trust; B                           ced
Putnam Convertible Income-       3/13/95  Open/Balan     19.4   22.77
Growth Trust; M                           ced
Putnam Diversified Equity        7/1/94   Open/Equit    288.3   14.00
Trust; A                                  y
Putnam Diversified Equity        7/2/94   Open/Equit    361.5   13.87
Trust; B                                  y
Putnam Diversified Equity        7/3/95   Open/Equit     27.4   13.91
Trust; M                                  y
Putnam Diversified Income        10/3/88  Open/Bond   2,098.2   12.68
Trust; A
Putnam Diversified Income        3/1/93   Open/Bond   2,372.8   12.63
Trust; B
Putnam Diversified Income        12/1/94  Open/Bond   1,098.1   12.64
Trust; M
Putnam Diversified Income Trust  7/11/96  Open/Bond      23.3   12.68
; Y
Putnam Equity Income Fund; A     6/15/77  Open/Balan  1,049.9   17.06
                                          ced
Putnam Equity Income Fund; B     9/13/93  Open/Balan    596.4   16.95
                                          ced
Putnam Equity Income Fund; M     12/2/94  Open/Balan     60.6   16.97
                                          ced
Putnam Europe Growth Fund; A     9/7/90   Open/Equit    674.9   23.12
                                          y
Putnam Europe Growth Fund; B     2/1/94   Open/Equit    511.5   22.59
                                          y
Putnam Europe Growth Fund; M     12/1/94  Open/Equit     31.1   22.97
                                          y
Putnam Florida Tax Exempt        8/24/90  Open/Bond     238.0    9.33
Income Fund; A
Putnam Florida Tax Exempt        1/4/93   Open/Bond      69.8    9.33
Income Fund; B
Putnam Florida Tax Exempt        5/1/95   Open/Bond       1.3    9.32
Income Fund; M
Putnam High Quality Bond Fund;   6/2/86   Open/Bond     330.5   10.12
A
Putnam High Quality Bond Fund;   6/6/94   Open/Bond      15.2   10.08
B
Putnam High Quality Bond Fund;   4/12/95  Open/Bond       1.1   10.13
M
Putnam Global Governmental       6/1/87   Open/Bond     273.1   13.19
Income Trust; A
Putnam Global Governmental       2/1/94   Open/Bond      38.2   13.16
Income Trust; B
Putnam Global Governmental       3/17/95  Open/Bond     300.0   13.12
Income Trust; M
Putnam Global Growth Fund; A     9/1/67   Open/Equit  3,023.2   11.68
                                          y
Putnam Global Growth Fund; B     4/27/92  Open/Equit  1,925.8   11.28
                                          y
Putnam Global Growth Fund; M     3/1/95   Open/Equit     52.4   11.60
                                          y
Putnam Global Growth Fund; Y     6/15/94  Open/Equit     61.6   11.86
                                          y
Putnam Growth and Income Fund    1/5/95   Open/Balan  1,249.1   15.14
II; A                                     ced
Putnam Growth and Income Fund    1/5/95   Open/Balan  1,494.4   15.03
II; B                                     ced
Putnam Growth and Income Fund    1/5/95   Open/Balan    175.1   15.08
II; M                                     ced
The Putnam Fund for Growth and   11/6/57  Open/Balan  19,553.3   21.55
Income; A                                 ced
The Putnam Fund for Growth and   4/27/92  Open/Balan  16,596.9   21.29
Income; B                                 ced
The Putnam Fund for Growth and   5/1/95   Open/Balan    436.4   21.43
Income; M                                 ced
The Putnam Fund for Growth and   6/15/94  Open/Balan    897.6   21.59
Income; Y                                 ced
Putnam High Yield Advantage      3/25/86  Open/Bond   1,586.7   10.10
Fund; A
Putnam High Yield Advantage      5/16/94  Open/Bond   1,355.6   10.05
Fund; B
Putnam High Yield Advantage      12/1/94  Open/Bond   2,168.3   10.09
Fund; M
Putnam High Yield Trust; A       2/14/78  Open/Bond   3,296.1   13.18
Putnam High Yield Trust; B       3/1/93   Open/Bond   1,233.7   13.12
Putnam High Yield Trust; M       7/3/95   Open/Bond      23.5   13.17
Putnam Health Sciences Trust; A  5/28/82  Open/Equit  2,400.7   63.21
                                          y
Putnam Health Sciences Trust; B  3/1/93   Open/Equit  1,162.3   61.29
                                          y
Putnam Health Sciences Trust; M  7/3/95   Open/Equit     52.9   62.58
                                          y
Putnam Income Fund; A            11/1/54  Open/Bond   1,397.9    7.12
Putnam Income Fund; B            3/1/93   Open/Bond     444.6    7.08
Putnam Income Fund; M           12/14/94  Open/Bond   1,567.9    7.08
Putnam Income Fund; Y            2/12/94  Open/Bond     231.9    7.12
Putnam Intermediate U.S.         2/16/93  Open/Bond     143.0    4.92
Government Income Fund; A
Putnam Intermediate U.S.         2/16/93  Open/Bond      74.5    4.92
Government Income Fund; B
Putnam Intermediate U.S.         4/3/95   Open/Bond       6.9    4.93
Government Income Fund; M
Putnam International New         1/3/95   Open/Equit    815.2   13.06
Opportunities Fund; A                     y
Putnam International New         7/21/95  Open/Equit  1,030.7   12.85
Opportunities Fund; B                     y
Putnam International New         7/21/95  Open/Equit     83.1   12.94
Opportunities Fund; M                     y
Putnam Investors Fund; A         12/1/25  Open/Equit  2,739.2   13.16
                                          y
Putnam Investors Fund; B         3/1/93   Open/Equit    654.5   12.69
                                          y
Putnam Investors Fund; M         12/2/94  Open/Equit     65.4   12.98
                                          y
Putnam Investors Fund; Y        11/30/96  Open/Equit    160.5   13.17
                                          y
Putnam Massachusetts Tax Exempt 10/23/89  Open/Bond     290.0    9.51
Income Fund; A
Putnam Massachusetts Tax Exempt  7/15/93  Open/Bond     102.9    9.50
Income Fund; B
Putnam Massachusetts Tax Exempt  5/12/95  Open/Bond       2.6    9.50
Income Fund; M
Putnam Michigan Tax Exempt      10/23/89  Open/Bond     143.3    9.27
Income Fund; A
Putnam Michigan Tax Exempt       7/15/93  Open/Bond      40.3    9.26
Income Fund; B
Putnam Michigan Tax Exempt       4/17/95  Open/Bond       1.7    9.27
Income Fund; M
Putnam Minnesota Tax Exempt     10/23/89  Open/Bond     101.5    9.11
Income Fund; A
Putnam Minnesota Tax Exempt      7/15/93  Open/Bond      42.6    9.09
Income Fund; B
Putnam Minnesota Tax Exempt      4/3/95   Open/Bond       1.5    9.11
Income Fund; M
Putnam Money Market Fund; A      10/1/76  Open/Bond   2,190.0    1.00
Putnam Money Market Fund; B      4/27/92  Open/Bond     456.8    1.00
Putnam Money Market Fund; M      12/8/94  Open/Bond      64.2    1.00
Putnam Municipal Income Fund; A  5/22/89  Open/Bond     807.7    9.22
Putnam Municipal Income Fund; B  1/4/93   Open/Bond     493.6    9.21
Putnam Municipal Income Fund; M  12/1/94  Open/Bond      14.9    9.22
Putnam New Jersey Tax Exempt     2/20/90  Open/Bond     218.5    9.23
Income Fund; A
Putnam New Jersey Tax Exempt     1/4/93   Open/Bond      94.2    9.22
Income Fund; B
Putnam New Jersey Tax Exempt     5/1/95   Open/Bond       0.6    9.23
Income Fund; M
Putnam New York Tax Exempt       9/2/83   Open/Bond   1,660.3    8.88
Income Fund; A
Putnam New York Tax Exempt       1/4/93   Open/Bond     224.3    8.86
Income Fund; B
Putnam New York Tax Exempt       4/10/95  Open/Bond       2.2    8.88
Income Fund; M
Putnam New York Tax Exempt       11/7/90  Open/Bond     165.6    9.09
Opportunities Fund; A
Putnam New York Tax Exempt       2/1/94   Open/Bond      63.4    9.08
Opportunities Fund; B
Putnam New York Tax Exempt       2/10/95  Open/Bond       2.4    9.07
Opportunities Fund; M
Putnam Global Natural Resources  7/24/80  Open/Equit    239.4   21.90
Fund; A                                   y
Putnam Global Natural Resources  2/1/94   Open/Equit    157.0   21.56
Fund; B                                   y
Putnam Global Natural Resources  7/3/95   Open/Equit      8.5   21.75
Fund; M                                   y
Putnam New Opportunities Fund;   8/31/90  Open/Equit  9,883.0   56.46
A                                         y
Putnam New Opportunities Fund;   3/1/93   Open/Equit  7,856.4   54.31
B                                         y
Putnam New Opportunities Fund;   12/1/94  Open/Equit    437.9   55.50
M                                         y
Putnam New Opportunities Fund;   7/19/94  Open/Equit    452.0   57.03
Y                                         y
Putnam Ohio Tax Exempt Income   10/23/89  Open/Bond     184.2    9.18
Fund; A
Putnam Ohio Tax Exempt Income    7/15/93  Open/Bond      52.5    9.17
Fund; B
Putnam Ohio Tax Exempt Income    4/3/95   Open/Bond       2.2    9.18
Fund; M
Putnam OTC & Emerging Growth     11/1/82  Open/Equit  2,664.6   18.72
Fund; A                                   y
Putnam OTC & Emerging Growth     7/15/93  Open/Equit  1,333.8   17.95
Fund; B                                   y
Putnam OTC & Emerging Growth     12/2/94  Open/Equit    242.5   18.36
Fund; M                                   y
Putnam OTC & Emerging Growth     7/12/96  Open/Equit    111.0   18.82
Fund; Y                                   y
Putnam International Growth      2/28/91  Open/Equit  1,660.0   19.93
Fund; A                                   y
Putnam International Growth      6/1/94   Open/Equit  1,102.8   19.59
Fund; B                                   y
Putnam International Growth      12/1/94  Open/Equit    130.1   19.80
Fund; M                                   y
Putnam International Growth      7/12/96  Open/Equit    146.7   19.98
Fund; Y                                   y
Putnam Pennsylvania Tax Exempt   7/21/89  Open/Bond     184.7    9.41
Income Fund; A
Putnam Pennsylvania Tax Exempt   7/15/93  Open/Bond      88.5    9.40
Income Fund; B
Putnam Pennsylvania Tax Exempt   7/3/95   Open/Bond       1.8    9.42
Income Fund; M
Putnam Preferred Income Fund; A  1/4/84   Open/Bond     121.8    9.15
Putnam Preferred Income Fund; M  4/20/95  Open/Bond      10.9    9.12
Putnam Tax - Free Income Trust   9/20/93  Open/Bond     650.8   14.55
Tax - Free High Yield Fund; A
Putnam Tax - Free Income Trust   9/9/85   Open/Bond   1,346.6   14.56
Tax - Free High Yield Fund B
Putnam Tax - Free Income Trust  12/29/94  Open/Bond      17.9   14.55
Tax - Free High Yield Fund M
Putnam Tax - Free Income Trust   9/30/93  Open/Bond     223.1   15.27
Tax - Free Insured Fund; A
Putnam Tax - Free Income Trust   9/9/85   Open/Bond     333.5   15.29
Tax - Free Insured Fund; B
Putnam Tax - Free Income Trust   6/1/95   Open/Bond       1.7   15.26
Tax - Free Insured Fund; M
Putnam Tax Exempt Income Fund;  12/31/76  Open/Bond   1,988.3    9.13
A
Putnam Tax Exempt Income Fund;   1/4/93   Open/Bond     248.3    9.13
B
Putnam Tax Exempt Income Fund;   2/16/95  Open/Bond       9.9    9.15
M
Putnam Tax Exempt Money Market  10/26/87  Open/Bond      84.0    1.00
Fund
Putnam U.S. Government Income    2/8/84   Open/Bond   2,095.9   13.07
Trust; A
Putnam U.S. Government Income    4/27/92  Open/Bond   1,237.4   13.02
Trust; B
Putnam U.S. Government Income    2/6/95   Open/Bond     201.9   13.05
Trust; M
Putnam U.S. Government Income    4/11/94  Open/Bond       6.5   13.07
Trust; Y
Putnam Utilities Growth and     11/19/90  Open/Balan    721.1   13.35
Income Fund; A                            ced
Putnam Utilities Growth and      4/27/92  Open/Balan    759.7   13.27
Income Fund; B                            ced
Putnam Utilities Growth and      3/1/95   Open/Balan     11.0   13.33
Income Fund; M                            ced
Putnam Vista Fund; A             6/3/68   Open/Equit  3,232.8   13.51
                                          y
Putnam Vista Fund; B             3/1/93   Open/Equit  1,566.5   12.93
                                          y
Putnam Vista Fund; M             12/1/94  Open/Equit    129.7   13.25
                                          y
Putnam Vista Fund; Y             3/28/95  Open/Equit    285.5   13.65
                                          y
Putnam Voyager Fund II; A        4/14/93  Open/Equit    646.7   21.87
                                          y
Putnam Voyager Fund II; B        10/2/95  Open/Equit    601.4   21.45
                                          y
Putnam Voyager Fund II; M        10/2/95  Open/Equit     72.0   21.61
                                          y
Putnam Voyager Fund; A           4/1/96   Open/Equit  13,785.6   21.78
                                          y
Putnam Voyager Fund; B           4/27/92  Open/Equit  7,336.2   20.58
                                          y
Putnam Voyager Fund; M           12/1/94  Open/Equit    322.9   21.38
                                          y
Putnam Voyager Fund; Y           4/1/94   Open/Equit  1,489.9   22.08
                                          y
Putnam California Investment    11/27/92  Closed/Bon     70.8   15.37
Grade Municipal Trust                     d
Putnam Convertible               6/29/95  Closed/Bon     16.0   28.28
Opportunities and Income Trust            d
Putnam Dividend Income Fund      9/28/89  Closed/Bon    127.7   11.80
                                          d
Putnam High Income Convertible   7/9/87   Closed/Bon    134.4    9.97
and Bond Fund                             d
Putnam Investment Grade         10/26/89  Closed/Bon    247.2   11.93
Municipal Trust; A                        d
Putnam Investment Grade         10/26/89  Closed/Bon    140.1   11.93
Municipal Trust; B                        d
Putnam Investment Grade         11/27/92  Closed/Bon    188.8   14.14
Municipal Trust II; A                     d
Putnam Investment Grade         11/27/92  Closed/Bon     63.1   14.14
Municipal Trust II; B                     d
Putnam Investment Grade         11/29/93  Closed/Bon     53.3   13.30
Municipal Trust III; A                    d
Putnam Investment Grade         11/29/93  Closed/Bon     10.0   13.30
Municipal Trust III; B                    d
Putnam Managed High Yield Trust  6/25/93  Closed/Bon    112.8   15.02
                                          d
Putnam Managed Municipal Income  2/24/89  Closed/Bon    452.8    9.83
Trust; A                                  d
Putnam Managed Municipal Income  2/24/89  Closed/Bon    175.1    9.83
Trust; B                                  d
Putnam Master Income Trust      12/28/87  Closed/Bon    493.0    9.29
                                          d
Putnam Master Intermediate       4/29/88  Closed/Bon    864.6    8.65
Income Trust                              d
Putnam Municipal Opportunities   5/28/93  Closed/Bon    227.0   14.05
Trust; A                                  d
Putnam Municipal Opportunities   5/28/93  Closed/Bon    121.2   14.05
Trust; B                                  d
Putnam New York Investment      11/27/92  Closed/Bon     39.7   13.96
Grade Municipal Trust; A                  d
Putnam New York Investment      11/27/92  Closed/Bon     10.0   13.96
Grade Municipal Trust; B                  d
Putnam Premier Income Trust      2/29/88  Closed/Bon  1,246.3    8.89
                                          d
Putnam Tax - Free Heath Care     6/29/92  Closed/Bon    205.5   14.89
Fund                                      d
Putnam Growth Opportunities; A   10/2/95  Open/Equit    187.0   15.88
                                          y
Putnam Growth Opportunities; B   8/1/97   Open/Equit    198.6   15.79
                                          y
Putnam Growth Opportunities; M   8/1/97   Open/Equit     16.5   15.82
                                          y
Putnam Strategic Income Fund; A  2/19/95  Open/Bond      59.0    8.69
Putnam Strategic Income Fund; B  2/19/96  Open/Bond      88.5    8.70
Putnam Strategic Income Fund; M  2/19/96  Open/Bond       8.6    8.70
Putnam High Yield Total Return   1/1/97   Open/Bond      27.2    9.10
Fund; A
Putnam High Yield Total Return   1/1/97   Open/Bond      34.7    8.99
Fund; B
Putnam High Yield Total Return   1/1/97   Open/Bond       2.9    9.01
Fund; M
Putnam VT International Growth   1/1/97   Open/Balan    286.8   13.61
and Income; A                             ced
Putnam VT International Growth   4/6/98   Open/Balan  1,019.0   13.61
and Income; B                             ced
Putnam VT International New      1/1/97   Open/Equit  3,144.7   11.60
Opportunities Fund; A                     y
Putnam VT International New      4/30/98  Open/Equit  1,018.0   11.60
Opportunities Fund; B                     y
Putnam VT International Growth   1/1/97   Open/Equit    225.7   13.66
Fund; A                                   y
Putnam VT International Growth   4/30/98  Open/Equit  1,016.0   13.66
Fund; B                                   y
Putnam Balanced Fund             10/2/95  Open/Balan      3.2   12.22
                                          ced
Putnam Emerging Markets Fund; A  10/2/95  Open/Equit     52.6   10.16
                                          y
Putnam Emerging Markets Fund; B  10/2/95  Open/Equit     40.2   10.05
                                          y
Putnam Emerging Markets Fund; M  10/2/95  Open/Equit      3.7   10.08
                                          y
Putnam California Tax Exempt    10/26/87  Open/Bond      30.6    1.00
Money Market Fund
Putnam High Yield Municipal      5/25/89  Closed/Bon    201.3    9.19
Trust; A                                  d
Putnam High Yield Municipal      5/25/89  Closed/Bon     45.0    9.19
Trust; B                                  d
Putnam New York Tax Exempt      10/26/87  Open/Bond      37.0    1.00
Money Market Fund
Putnam International Growth and  8/1/96   Open/Equit    389.2   12.56
Income Fund;  A                           y
Putnam International Growth and  8/1/96   Open/Equit    393.9   12.49
Income Fund;  B                           y
Putnam International Growth and  8/1/96   Open/Equit     37.7   12.53
Income Fund;  M                           y
Putnam Research Fund             10/2/95  Open/Equit     14.6   13.47
                                          y
Putnam New Value Fund;  A        1/3/95   Open/Equit    476.4   14.92
                                          y
Putnam New Value Fund;  B        2/26/96  Open/Equit    480.6   14.78
                                          y
Putnam New Value Fund;  M        2/26/96  Open/Equit     51.5   14.84
                                          y
Putnam Global Growth and Income  1/3/95   Open/Equit     20.1   13.59
Fund; A                                   y
Putnam Global Growth and Income  1/3/95   Open/Equit     14.6   13.56
Fund; B                                   y
Putnam Global Growth and Income  1/3/95   Open/Equit      1.4   13.57
Fund; M                                   y
Putnam International Fund       12/28/95  Open/Equit      4.3   11.09
                                          y
Putnam Japan Fund               12/28/95  Open/Equit      2.2    5.05
                                          y
Putnam International Voyager    12/28/95  Open/Equit     82.2   13.66
Fund;  A                                  y
Putnam International Voyager    10/30/96  Open/Equit     64.6   13.56
Fund;  B                                  y
Putnam International Voyager    10/30/96  Open/Equit      6.9   13.61
Fund;  M                                  y
Putnam VT New Value Fund; A      1/2/97   Open/Equit    240.1   12.07
                                          y
Putnam VT New Value Fund; B      4/30/98  Open/Equit  1,014.0   12.07
                                          y
Putnam VT Vista Fund; A          1/2/97   Open/Equit    229.9   14.02
                                          y
Putnam VT Vista Fund; B          4/30/98  Open/Equit  1,019.0   14.02
                                          y
Putnam Equity 98 Fund           12/30/97  Open/Equit      4.6   11.02
                                          y
Putnam High Yield Fund II; A    12/31/97  Open/Bond     142.9    9.07
Putnam High Yield Fund II; B    12/31/97  Open/Bond     221.2    9.06
Putnam High Yield Fund II; M    12/31/97  Open/Bond      11.0    9.06
 (J) Miscellaneous

     1.   Election and Removal of Directors
          Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

     2.   Results of Operations
          Officers are elected by the Board of Directors.  The
     Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and Certain
     Officers
          Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.
          Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

     4.   Amendment to the Articles of Organization, Transfer of
          Business and Other Important Matters.

          a.   Articles of Organization of Investment Management
               Company may be amended, under the General
               Corporation Law of The Commonwealth of
               Massachusetts, by appropriate shareholders' vote.

          b.   Under the General Corporation Law of The
               Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

          c. Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.
          There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.


III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$36,748,540.70 as of the end of April 1998
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
     (3)  Outline of Business Relationship with the Fund
          Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1) Amount of Capital
          U.S.$165,651,021.38  as of the end of April 1998
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds including the Fund.
     (3)  Outline of Business Relationship with the Fund
          Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C) Yamatane Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)
     (1)  Amount of Capital
          Yen14,760,035,531 billion as of the end of April 1998
     (2)  Description of Business
          Yamatane Securities Co., Ltd.is a diversified securities company in Japan. Also, it engages the fund units for the investment trust funds of Asahi Investment Trust Management Co., Ltd., Sakura Investment Trust Management Co., Ltd., Nissei Investment Trust Management Co., Ltd., NCG Investment Trust Management Co., Ltd. and Nomura Investment Trust Management Co., Ltd., and acts as the Agent Securities Company and engages in handling the sales and repurchase for Fidelity Funds International Fund.
     (3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.

(E)  Interlocking Directors and Officers
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:

                                        (as of the filing date)
     Name of                   Investment      Transfer Agent
     Officer                   Management      and
     or        Fund            Company         Shareholder
     Trustee                                   Service Agent
     George    Chairman and    Chairman and         None
     Putnam    Trustee         Director
     Charles   Executive Vice  Managing             None
     E. Porter President       Director
     Patricia  Senior Vice     Senior Vice          None
     C.        President       President
     Flaherty
     Lawrence  Trustee and     President and        None
     J. Lasser Vice President  CEO
     Gordon H. Vice President  Senior             Director
     Silver                    Managing
                               Director
     John R.   Vice President  Senior Vice          None
     Verani                    President
     D.        Vice President  Managing             None
     William                   Director
     Kohli
     William   Vice President  Managing             None
     J. Curtin                 Director
     Ian C.    Vice President  Senior               None
     Ferguson                  Managing
                               Director
IV.  FINANCIAL CONDITION OF THE FUND

1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
     FINANCIAL HIGHLIGHTS
          The following tables present per share financial information for Class M Shares. This information has been derived from the Fund's Financial Statements, which have been audited and reported on by the Fund's independent accountants. Financial statements included in the Fund's annual report to shareholders for the 1997 fiscal year are presented in their entirety in this SRS. The Fund's annual report is available without charge upon request.


CLASS M


                                                FOR THE PERIOD
PER SHARE OPERATING                               DECEMBER 1,
1994 +
PERFORMANCE                        YEAR ENDED JUNE 30, TO JUNE
30,

__________________________________
                                     1997     1996      1995

__________________________________
NET ASSET VALUE,
BEGINNING OF PERIOD
________________________________________________________________
______________

INVESTMENT OPERATIONS               15.86    13.90      12.35
________________________________________________________________
______________

Net investment income                  .19(c)   .24(c)     .09
Net realized and unrealized
gain (loss) on investments             4.03     2.12         1.62
________________________________________________________________
______________

TOTAL FROM INVESTMENT
OPERATIONS                            4.22     2.36       1.71
________________________________________________________________
______________
LESS DISTRIBUTIONS:
From net investment income                     (.17)
-                      -
In excess of net investment income
-                     -                      -
From net realized gain
on investments                       (1.06)    (.40)      (.16)
________________________________________________________________
______________

TOTAL DISTRIBUTIONS                  (1.23)    (.40)      (.16)
________________________________________________________________
______________

NET ASSET VALUE,
END OF PERIOD                       $18.85   $15.86     $13.90
________________________________________________________________
______________
RATIOS AND SUPPLEMENTAL DATA
TOTAL INVESTMENT RETURN AT NET
ASSET VALUE (%)(b)                   27.91    17.28      14.06*
________________________________________________________________
______________
NET ASSETS, END OF PERIOD
(in thousands)                    $15,811   $4,047      $746
________________________________________________________________
______________
Ratio of expenses to average net assets (%) (b) 1.95         2.02       1.08*
Ratio of net investment income to average
net assets (%)                        1.10      1.59        1.61*
Portfolio turnover (%)                 55.45    38.85       44.33
Average commisiion rate paid (d)       $.0435
________________________________________________________________
______________
 +   Commencement of operations.
 *   Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the year ended on or after June 30, 1996 includes amounts paid through expense offset and brokerage service arrangements.
     Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Average commision rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995

[The following financial documents are omitted here.]

Statement of assets and liabilities  June 30, 1997
Statement of operations  Year ended June 30, 1997
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period)
Notes to financial statements  June 30, 1997
Portfolio of investments owned  June 30, 1997
Statement of assets and liabilities  June 30, 1996
Statement of operations  Year ended June 30, 1996
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period)
Notes to financial statements  June 30, 1996
Report of independent accountants  For the fiscal year ended
June 30, 1997
Report of independent accountants  For the year ended June 30,
1996
Statement of assets and liabilities  December 31, 1997
(unaudited)
Statement of operations  Period ended December 31, 1997
(unaudited)
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period)
Notes to financial statements December 31, 1997 (unaudited) Portfolio of investments owned December 31, 1997 (unaudited)
2.   CONDITION OF THE FUND
      (a) Statement of Net Assets






b ) Names of Major Portfolio Holdings (Top 30 Holdings)

<TABLE) [CAPTION]
[S]                          [C]         [C]          [C]            [C]
                                                     (As of the
                                                                         end of
                                                                      April 30,
                                                                          1998)
                                                        U.S.
                                              Dollar
                                          Number of  Acquisitio      Current
                                                               Investment
                                                         n
         Name of Issue         Country      Shares      Cost          Value
                                                               Ratio (%)
1. Nestle S.A.               Switzerland      17,794 24,411,943    34,509,053
                                                                   2.83
2. Oy Nokia AB Class A       Finland         488,920 19,413,229    32,859,216
         2.69
3. Internationale            Netherlands     455,727 17,993,176    29,601,739
      2.42
   Nederlanden Groep
4. Novartis AG ADR           Switzerland      17,509 23,512,487    28,938,567
       2.37
5. Generale Des Eaux         France          155,481 20,743,251    28,891,840
      2.37
6. Philips Electronics N.V.  Netherlands     312,491 16,384,649    27,517,264
      2.25
7. Scottish Power PLC         United       2,605,270 15,390,638    23,947,173
      1.96
                             Kingdom
8. Akzo-Nobel N.V.           Netherlands     116,957 18,061,981    23,780,215
      1.95
9. Societe Generale          France          112,540 15,635,935    23,418,945
       1.92
10 Michelin                  France          370,179 20,751,204    23,312,694
      1.91
 .
11 Elf Aquitaine S.A.        France          177,358 17,507,939    23,258,616
      1.91
 .
12 UBS Bearer                Switzerland      14,442 15,395,644   23,253,497
     1.90
 .
13 Allied Irish Banks PLC    Ireland       1,661,990 10,066,117   22,835,078
    1.87
 .
14 Mannesmann AG             Germany          27,827 15,775,854   22,069,423
    1.81
 .
15 British Petroleum Co. PLC United        1,397,035 17,094,765   22,062,033
    1.81
 .                           Kingdom
16 Banque Nationale de Paris France          260,864 15,603,551   21,982,556
    1.80
 .
17 Total Corp. ADR Class B   France          183,439 15,868,269   21,799,665
    1.79
 .
18 Tomkins PLC               United        3,620,268 17,563,450   21,306,870
    1.75
 .                           Kingdom
19 Avis Europe PLC 144A ADR  United        5,309,705 11,709,458   20,507,780
    1.68
 .                           Kingdom
20 Bass PLC                  United        1,023,340 16,763,564   19,420,128
    1.59
 .                           Kingdom
21 Portugal Telecom S.A.     Portugal        359,787 12,281,369   19,323,537
   1.58
 .
22 Burmah Castrol PLC        United          912,386 14,873,859   18,870,551
    1.55
 .                           Kingdom
23 Penninsular & Oriental    United        1,253,320 14,733,958   18,493,236
   1.51
 . Steam                     Kingdom
24 Electricidade de Portugal Portugal        696,459 12,631,749   18,163,574
   1.49
 . S.A.
25 BTR PLC                   United        5,437,826 17,144,172   18,070,440
   1.48
 .                           Kingdom
26 CRH PLC                   Ireland       1,263,141 10,842,891    18,010,294
     1.48
 .
27 Deutsche Bank AG          Germany         231,036 16,960,834    17,770,021
     1.46
 .
28 B A T Industries PLC      United        1,865,857 15,832,574    17,595,181
   1.44
 .                           Kingdom
29 Glaxo Wellcome PLC        United          621,295 14,774,997    17,555,809
    1.44
 .                           Kingdom
30 ABN AMRO Holding N.V.     Netherlands     712,905 15,115,256   17,351,799
      1.42
 .
   TOTALS                                        490,838,76  $   676,476,794
                                                           3
[/TABLE]

     V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST
     SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.


VI.  MISCELLANEOUS

(1)  The ornamental design is used in cover page of the Japanese
     Prospectus.
(2)  The following must be set forth in the Prospectus.
     Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Finanacial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.
(3)  Summarized Preliminary Prospectus will be used.
     Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of
     Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
        (a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
        (b) The layout, quality of papers, priting colour, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
        (c) For information of the Fund's achievements, the changes of the net asset value per share and the fluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.




PART III. SPECIAL INFORMATION


I.   OUTLINE OF THE REGULATORY SYSTEM IN THE UNITED STATES

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirely by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

(I)  Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations," including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

(II) United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended
          (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended
          (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its prospectus if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a fund's distribution plan.

(III)     Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

(IV) Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., New York time) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

(V)  Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive a pro rata portion of the net assets of a fund upon its liquidation.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

(VI) U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investments by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan", above.

(VII)     Important Participants in Offering of Mutual Fund
Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940
     Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency